October 17, 2014

VIA EDGAR

Securities and Exchange Commission
Investment Company Division
100 F. Street, N.E.
Washington, DC 20549

Attention:         Office of Filings, Information & Consumer Services

Re:	Henderson Global Funds (the “Trust”)
(File Nos. 333-62270 and 811-10399)

To the Commission:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the filing pursuant to Rule 497(c) of the Henderson International Select Equity Fund dated September 30, 2014, as filed electronically via EDGAR with the Securities and Exchange Commission on
September 30, 2014 (Accession # 0000891804-14-000970).

If you have any questions concerning this filing, you may contact me at (617) 662-3153.

Very truly yours,

/s/ Timothy J. Burdick
Timothy J. Burdick
Assistant Vice President and Associate Counsel

cc:           C. Yarbrough